Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents Maximum Maturity Term	90 days
Number of Major Customers	2	2
Accounts Receivable Length of Collection Period	60 days
Notes Payable, Related Parties (in Dollars)	$ 5,372,743
Related Party Transaction, Rate	6.00%
Notes Payable, Fair Value Disclosure (in Dollars)	4,545,620	4,253,362
Debt Instrument, Interest Rate, Stated Percentage	18.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	15,162,069	14,390,697
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	3 years
Software [Member]
Property, Plant and Equipment, Useful Life	2 years
Customer 1 [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk, Percentage	29.00%	35.00%
Customer 1 [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	35.00%	23.00%
Customer 2 [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk, Percentage	20.00%	25.00%
Customer 2 [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	6.00%	29.00%
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	11 years 146 days
Secured Convertible Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	18.00%
Convertible Debt, Current (in Dollars)	$ 438,516